UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                  811-249

Exact name of registrant as specified in charter:    Delaware Group
                                                     Equity Funds I

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             October 31

Date of reporting period:                            April 30, 2006

Item 1.  Report to Shareholders

         Delaware Balanced Fund Semiannual Shareholder Report


Semiannual Report                          Delaware
                                           Balanced Fund
                                           April 30, 2006












                                           Value equity mutual funds



[DELAWARE LOGO]                            [LOGO] POWERED BY RESEARCH(R)

Table of contents

>    Disclosure of Fund expenses                        1

>    Sector allocation                                  2

>    Financial statements:
          Statement of net assets                       3
          Statement of operations                      13
          Statements of changes in net assets          14
          Financial highlights                         15
          Notes to financial statements                20

>    About the organization                            24















    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors L.P.

Disclosure of Fund expenses

For the Period November 1, 2005 to April 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30, 2006.


Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.



Delaware Balanced Fund
Expense Analysis of an Investment of $1,000

                                                                   Expenses
                        Beginning      Ending                     Paid During
                         Account       Account     Annualized       Period
                          Value         Value       Expense        11/1/05 to
                         11/1/05       4/30/06       Ratio          4/30/06 *
_______________________________________________________________________________

Actual Fund Return

Class A                 $1,000.00     $1,074.10      1.21%          $ 6.22
Class B                  1,000.00      1,070.00      2.00%           10.26
Class C                  1,000.00      1,070.00      2.00%           10.26
Class R                  1,000.00      1,072.20      1.50%            7.71
Institutional Class      1,000.00      1,753.00      1.00%            6.83
_______________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                 $1,000.00     $1,018.79      1.21%          $ 6.06
Class B                  1,000.00      1,014.88      2.00%            9.99
Class C                  1,000.00      1,014.88      2.00%            9.99
Class R                  1,000.00      1,017.36      1.50%            7.50
Institutional Class      1,000.00      1,019.84      1.00%            5.01
_______________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365
   (to reflect the one-half year period).

Sector allocation


> Delaware Balanced Fund

As of April 30, 2006



Sector designations may be different than the sector designations presented in other Fund materials.

                                                                   Percentage
Sector                                                            of Net Assets
_______________________________________________________________________________

Common Stock                                                         63.13%

Consumer Discretionary                                                5.93%
Consumer Staples                                                      7.93%
Energy                                                                3.69%
Financials                                                           15.37%
Health Care                                                          11.44%
Industrials                                                           3.73%
Information Technology                                                7.42%
Materials                                                             1.91%
Telecommunications                                                    3.86%
Utilities                                                             1.85%
_______________________________________________________________________________

Agency Asset-Backed Securities                                        0.11%
_______________________________________________________________________________

Agency Collateralized Mortgage Obligations                            1.56%
_______________________________________________________________________________

Agency Mortgage-Backed Securities                                     6.27%
_______________________________________________________________________________

Agency Obligations                                                    1.36%
_______________________________________________________________________________

Commercial Mortgage-Backed Securities                                 2.11%
_______________________________________________________________________________

Corporate Bonds                                                      11.88%

Banking                                                               1.53%
Basic Industry                                                        0.38%
Brokerage                                                             0.53%
Capital Goods                                                         0.28%
Communications                                                        1.36%
Consumer Cyclical                                                     0.87%
Consumer Non-Cyclical                                                 0.89%
Electric                                                              1.32%
Energy                                                                0.45%
Finance Companies                                                     0.72%
Industrial - Other                                                    0.04%
Insurance                                                             1.71%
Natural Gas                                                           0.75%
Real Estate                                                           0.27%
Technology                                                            0.21%
Transportation                                                        0.57%


                                                                   Percentage
Sector                                                            of Net Assets
_______________________________________________________________________________

Convertible Bonds                                                     0.00%
_______________________________________________________________________________

Foreign Agencies                                                      0.10%
_______________________________________________________________________________

Municipal Bonds                                                       0.75%
_______________________________________________________________________________

Non-Agency Asset-Backed Securities                                    2.31%
_______________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations                        6.87%
_______________________________________________________________________________

Preferred Stock                                                       0.05%
_______________________________________________________________________________

U.S. Treasury Obligations                                             3.44%
_______________________________________________________________________________

Repurchase Agreements                                                 5.29%
_______________________________________________________________________________

Securities Lending Collateral                                         4.13%

Fixed Rate Notes                                                      1.84%
Variable Rate Notes                                                   2.29%
_______________________________________________________________________________

Total Market Value of Securities                                    109.36%
_______________________________________________________________________________

Obligation to Return Securities Lending Collateral                   (4.13%)
_______________________________________________________________________________

Liabilities Net of Receivables and Other Assets                      (5.23%)
_______________________________________________________________________________

Total Net Assets                                                    100.00%
_______________________________________________________________________________

Statement of net assets


> Delaware Balanced Fund

April 30, 2006 (Unaudited)



                                                                      Number of         Market
                                                                       Shares           Value
__________________________________________________________________________________________________
Common Stock - 63.13%
__________________________________________________________________________________________________

Consumer Discretionary - 5.93%
               Gap                                                        254,400    $   4,602,096
               Limited Brands                                             187,100        4,797,244
               Mattel                                                     305,000        4,934,900
                                                                                     _____________
                                                                                        14,334,240
                                                                                     _____________

Consumer Staples - 7.93%
             * B&G Foods                                                      500            7,485
               ConAgra Foods                                              216,600        4,912,488
               Heinz (H.J.)                                               122,100        5,068,371
               Kimberly-Clark                                              77,300        4,524,369
               Safeway                                                    185,200        4,654,076
                                                                                     _____________
                                                                                        19,166,789
                                                                                     _____________

Energy - 3.69%
               Chevron                                                     74,600        4,552,092
               ConocoPhillips                                              65,000        4,348,500
                                                                                     _____________
                                                                                         8,900,592
                                                                                     _____________

Financials - 15.37%
               Allstate                                                    81,600        4,609,584
               Aon                                                        107,800        4,517,898
               Chubb                                                       91,600        4,721,064
               Hartford Financial Services Group                           53,100        4,881,482
               Huntington Bancshares                                      188,300        4,547,445
               Morgan Stanley                                              69,100        4,443,130
               Wachovia                                                    80,600        4,823,910
               Washington Mutual                                          101,700        4,582,602
                                                                                     _____________
                                                                                        37,127,115
                                                                                     _____________

Health Care - 11.44%
             * Abbott Laboratories                                        113,400        4,846,716
               Baxter International                                       113,700        4,286,490
               Bristol-Myers Squibb                                       183,800        4,664,844
               Merck & Co                                                 127,400        4,385,108
               Pfizer                                                     189,100        4,789,903
               Wyeth                                                       95,900        4,667,453
                                                                                     _____________
                                                                                        27,640,514
                                                                                     _____________

Industrials - 3.73%
             + Foster Wheeler                                                  80            3,565
               Union Pacific                                               47,300        4,314,233
               Waste Management                                           125,500        4,701,230
                                                                                     _____________
                                                                                         9,019,028
                                                                                     _____________

Information Technology - 7.42%
               Hewlett-Packard                                            138,000        4,480,860
               Intel                                                      240,000        4,795,200
               International Business Machines                             52,400        4,314,616
             + Xerox                                                      307,800        4,321,512
                                                                                     _____________
                                                                                        17,912,188
                                                                                     _____________

Materials - 1.91%
               duPont (E.I.) deNemours                                    104,500        4,608,450
                                                                                     _____________
                                                                                         4,608,450
                                                                                     _____________

Telecommunications - 3.86%
               AT&T                                                       168,000    $   4,403,280
               Verizon Communications                                     148,700        4,911,561
                                                                                     _____________
                                                                                         9,314,841
                                                                                     _____________

Utilities - 1.85%
             * Progress Energy                                            104,400        4,468,320
                                                                                     _____________
                                                                                         4,468,320
                                                                                     _____________

Total Common Stock (cost $139,282,571)                                                 152,492,077
                                                                                     _____________

                                                                       Principal
                                                                         Amount
__________________________________________________________________________________________________
Agency Asset-Backed Securities - 0.11%
__________________________________________________________________________________________________

             ~ Fannie Mae Grantor Trust
                              Series 2003-T4 2A5
                              4.907% 9/26/33                         $    154,224          152,311
             ~ Fannie Mae Whole Loan
                              Series 2002-W11 AV1
                              5.299% 11/25/32                             121,838          121,857
                                                                                     _____________

Total Agency Asset-Backed Securities
               (cost $274,862)                                                             274,168
                                                                                     _____________
__________________________________________________________________________________________________
Agency Collateralized Mortgage Obligations - 1.56%
__________________________________________________________________________________________________

               Fannie Mae
                              Series 1996-46 ZA 7.50% 11/25/26            140,865          149,680
                              Series 2003-122 AJ 4.50% 2/25/28            143,045          138,580
                              Series 2005-110 MB 5.50% 9/25/35            340,000          337,131
               Fannie Mae Grantor Trust
                              Series 2001-T8 A2 9.50% 7/25/41             119,623          128,893
               Fannie Mae Whole Loan
                              Series 2004-W9 2A1 6.50% 2/25/44            198,747          202,099
                              Series 2004-W11 1A2 6.50% 5/25/44           229,817          233,726
               Freddie Mac
                              Series 1730 Z 7.00% 5/15/24                 112,739          118,123
                              Series 2326 ZQ 6.50% 6/15/31                581,382          603,743
                              Series 2480 EH 6.00% 11/15/31                74,646           74,664
                              Series 2662 MA 4.50% 10/15/31               253,872          248,154
                              Series 2872 GC 5.00% 11/15/29               200,000          192,539
                              Series 2890 PC 5.00% 7/15/30                380,000          366,694
                              Series 2915 KP 5.00% 11/15/29               220,000          212,886
                              Series 3022 MB 5.00% 12/15/28               165,000          161,105
                              Series 3063 PC 5.00% 2/15/29                360,000          350,233
             / Freddie Mac Structured
                              Pass-Through Securities
                              Series T-58 1A2 3.108% 5/25/35                8,592            8,560
                              Series T-58 2A 6.50% 9/25/43                237,712          241,265
                                                                                     _____________

Total Agency Collateralized Mortgage
               Obligations (cost $3,859,239)                                             3,768,075
                                                                                     _____________

                                                          (continues)          3

Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Agency Mortgage-Backed Securities - 6.27%
__________________________________________________________________________________________________

               Fannie Mae
                              5.73% 12/1/08                          $    229,017    $     230,520
                              6.50% 8/1/17                                148,844          151,914
               Fannie Mae Relocation 30 yr
                              5.00% 11/1/33                               161,246          154,293
                              5.00% 1/1/34                                223,999          214,059
                              5.00% 1/1/36                                104,579           99,709
               Fannie Mae S.F. 15 yr
                              6.00% 4/1/17                                131,785          133,555
                              6.00% 6/1/17                                127,156          128,865
               Fannie Mae S.F. 20 yr 5.50% 8/1/25                         248,178          242,904
               Fannie Mae S.F. 30 yr
                              5.50% 3/1/29                                462,267          451,144
                              5.50% 4/1/29                                529,517          516,775
                              7.50% 6/1/31                                 96,057          100,049
               Fannie Mae S.F. 30 yr TBA
                              5.00% 5/1/36                              2,130,000        2,014,848
                              5.50% 5/1/36                              6,935,000        6,735,620
                              6.00% 5/1/35                                120,000          119,475
                              6.50% 3/1/36                                220,000          223,438
                              6.50% 5/1/36                                675,000          686,602
                              7.00% 5/1/36                                205,000          210,766
             ~ Freddie Mac ARM 3.744% 4/1/34                              189,122          187,822
               Freddie Mac Relocation 30 yr
                              5.00% 9/1/33                                653,916          626,942
               Freddie Mac S.F. 15 yr 4.00% 2/1/14                        376,189          359,025
               Freddie Mac S.F. 20 yr 5.50% 9/1/24                        447,963          439,144
               Freddie Mac S.F. 30 yr
                              6.50% 10/1/33                               115,117          117,275
                              7.00% 11/1/33                               113,868          117,177
                              8.50% 4/1/09                                     18               18
               Freddie Mac S.F. 30 yr TBA
                              5.00% 5/1/36                                920,000          869,975
               GNMA I S.F. 30 yr 7.50% 9/15/31                             20,449           21,458
                                                                                     _____________

Total Agency Mortgage-Backed Securities
               (cost $15,266,584)                                                       15,153,372
                                                                                     _____________
__________________________________________________________________________________________________
Agency Obligations - 1.36%
__________________________________________________________________________________________________

               Fannie Mae
                            ^ 5.389% 10/9/19                              805,000          363,668
                            * 6.25% 2/1/11                                745,000          770,804
                              6.625% 9/15/09                              345,000          360,564
               Federal Home Loan Bank
                              4.25% 9/14/07                               995,000          983,254
               Freddie Mac 4.75% 1/19/16                                  235,000          224,177
             ^ Resolution Funding Interest Strip
                              5.24% 10/15/25                            1,670,000          579,545
                                                                                     _____________

Total Agency Obligations (cost $3,404,636)                                               3,282,012
                                                                                     _____________

                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Commercial Mortgage-Backed Securities - 2.11%
__________________________________________________________________________________________________

             ~ Bank of America Commercial
                              Mortgage Securities
                              Series 2005-2 A5 4.857% 7/10/43        $     70,000    $      65,817
                              Series 2006-1 AJ 5.46% 9/10/45              115,000          112,000
             # Bear Stearns Commercial Mortgage
                              Securities Series 2004-ESA E 144A
                              5.064% 5/14/16                              260,000          257,930
             ~ Citigroup/Deutsche Bank Commercial
                              Mortgage Trust Series 2005-CD1 AJ
                              5.40% 7/15/44                                80,000           77,092
           / # Commercial Mortgage Pass-Through
                              Certificates Series 2001-J1A A2 144A
                              6.457% 2/14/34                              176,338          182,122
             # Crown Castle Towers
                              Series 2005-1A C 144A
                              5.074% 6/15/35                              140,000          134,556
               First Union-Lehman Brothers-
                              Bank of America Series 1998-C2 A2
                              6.56% 11/18/35                              132,967          135,205
               General Electric Capital
                              Commercial Mortgage
                              Series 2002-1A A3 6.269% 12/10/35           410,000          424,596
                              Series 2005-C2 A2 4.706% 5/10/43            275,000          268,150
                              Series 2005-C3 A3FX 4.863% 7/10/45          115,000          112,539
             ~ GS Mortgage Securities
                              Series 2006-GG6 AJ
                              5.782% 4/10/38                              140,000          138,527
             # Hilton Hotel Pool Trust
                              Series 2000 HLTA A1 144A
                              7.055% 10/3/15                              103,102          106,991
               JPMorgan Chase Commercial
                              Mortgage Securities
                              Series 2002-C1 A3 5.376% 7/12/37            215,000          212,891
                              Series 2003-C1 A2 4.985% 1/12/37            362,000          349,462
                            ~ Series 2005-CB11 A4 5.335% 8/12/37          270,000          262,291
                            ~ Series 2005-LDP2 AJ 4.842% 7/15/42          160,000          149,051
                            ~ Series 2006-CB14 AJ 5.679% 12/12/44          55,000           54,074
                            ~ Series 2006-LDP6 D 5.776% 4/15/43           125,000          122,292
               Lehman Brothers-UBS Commercial
                              Mortgage Trust
                              Series 2002-C1 A4 6.462% 3/15/31            320,000          334,218
                              Series 2005-C5 A2 4.885% 9/15/30            340,000          333,487
                              Series 2006-C1 A2 5.084% 2/15/31            100,000           98,542
                            ~ Series 2006-C3 AJ 5.72% 3/15/39              20,000           19,819
               Merrill Lynch Mortgage Trust
                            ~ Series 2004-BPC1 A3
                              4.467% 10/12/41                             155,000          147,169
                            ~ Series 2005-CIP1 B 5.274% 7/12/38           115,000          110,142
                            # Series 2005-GGP1 E 144A
                              4.33% 11/15/10                              105,000          103,458
                            # Series 2005-GGP1 F 144A
                              4.35% 11/15/10                              105,000          103,414
               Morgan Stanley Capital I
                              Series 2005-HQ6 A2A
                              4.882% 8/13/42                              160,000          156,622


Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Commercial Mortgage-Backed Securities (continued)
__________________________________________________________________________________________________

             # Tower 144A
                              Series 2004-2A A 4.232% 12/15/14       $    270,000    $     260,001
                              Series 2006-1 B 5.588% 2/15/36               85,000           84,163
                              Series 2006-1 C 5.707% 2/15/36              130,000          128,834
             ~ Wachovia Bank Commercial Mortgage
                              Trust Series 2006-C23 AJ
                              5.515% 1/15/45                               40,000           39,112
                                                                                     _____________

Total Commercial Mortgage-Backed
               Securities (cost $5,269,530)                                              5,084,567
                                                                                     _____________
__________________________________________________________________________________________________
Corporate Bonds - 11.88%
__________________________________________________________________________________________________

Banking - 1.53%
           ~ # Banco Santander 144A
                              5.22% 12/9/09                          $    220,000          220,499
             ~ Barclays Bank 6.278% 12/29/49                               40,000           36,561
               Citigroup 5.875% 2/22/33                                   270,000          255,044
               Credit Suisse First Boston USA
                              6.125% 11/15/11                             290,000          296,613
           ~ # HBOS 144A 5.92% 9/29/49                                    100,000           95,268
             # Mizuho Financial Group 144A
                              5.79% 4/15/14                               140,000          138,667
               Popular North America
                              4.25% 4/1/08                                325,000          316,986
                            ~ 5.41% 4/6/09                                135,000          135,063
               Popular North America Capital Trust
                              6.564% 9/15/34                              280,000          264,678
           ~ # Rabobank Capital Funding II 144A
                              5.26% 12/29/49                              195,000          185,281
             ~ RBS Capital Trust I 4.709% 12/29/49                        160,000          146,585
               Regions Financial 6.375% 5/15/12                           220,000          228,738
           ~ # Resona Bank 144A 5.85% 9/29/49                             195,000          186,580
           ~ # Resona Preferred Global Securities 144A
                              7.191% 12/29/49                             685,000          705,415
           ~ # Shinsei Finance 144A 6.418% 1/29/49                        105,000          102,137
             ~ Wachovia Capital Trust III 5.80% 8/29/49                   275,000          269,885
           ~ # Woori Bank 144A 6.125% 5/3/16                              105,000          104,885
                                                                                     _____________
                                                                                         3,688,885
                                                                                     _____________

Basic Industry - 0.38%
               Abitibi-Consolidated 7.875% 8/1/09                           5,000            5,050
             * AK Steel 7.875% 2/15/09                                     15,000           15,075
               Aleris International 9.00% 11/15/14                         15,000           15,750
               Barrick Gold Finance 7.50% 5/1/07                           95,000           96,921
               Bowater 9.50% 10/15/12                                      25,000           26,500
               Donohue Forest Products 7.625% 5/15/07                      10,000           10,150
               Georgia-Pacific
                            ~ 8.875% 5/15/31                               10,000           10,525
                              9.50% 12/1/11                                10,000           11,025
               Huntsman International 10.125% 7/1/09                        5,000            5,113
               Lubrizol 4.625% 10/1/09                                    165,000          160,035
             * Norske Skog Canada 8.625% 6/15/11                           20,000           20,150
             # Port Townsend Paper 144A
                              12.00% 4/15/11                               35,000           28,875
               Potlatch 13.00% 12/1/09                                     15,000           17,496
             * Rhodia 8.875% 6/1/11                                  $     11,000    $      11,413
               Smurfit Capital Funding
                              7.50% 11/20/25                               25,000           23,500
          * ++ Solutia 6.72% 10/15/37                                      20,000           17,200
             # Stora Enso Oyj 144A 7.25% 4/15/36                          120,000          120,139
               Tembec Industries 8.625% 6/30/09                            40,000           25,700
               Vale Overseas 6.25% 1/11/16                                120,000          118,500
               Weyerhaeuser 7.125% 7/15/23                                150,000          152,664
             * Witco 6.875% 2/1/26                                         15,000           13,988
                                                                                     _____________
                                                                                           905,769
                                                                                     _____________

Brokerage - 0.53%
               Amvescap 4.50% 12/15/09                                    320,000          307,923
               E Trade Financial 8.00% 6/15/11                             10,000           10,375
               Franklin Resources 3.70% 4/15/08                           305,000          295,402
               Goldman Sachs 6.345% 2/15/34                               265,000          255,012
               LaBranche & Company
                              9.50% 5/15/09                                15,000           16,125
                              11.00% 5/15/12                               20,000           22,300
               Morgan Stanley 5.375% 10/15/15                             395,000          378,285
                                                                                     _____________
                                                                                         1,285,422
                                                                                     _____________

Capital Goods - 0.28%
               Allied Waste North America
                              9.25% 9/1/12                                 22,000           23,815
               Armor Holdings 8.25% 8/15/13                                15,000           16,088
               Casella Waste Systems 9.75% 2/1/13                          20,000           21,400
               General Electric 5.00% 2/1/13                              330,000          319,499
             * Geo Subordinate 11.00% 5/15/12                              30,000           30,300
             * Graham Packaging 9.875% 10/15/14                            10,000           10,325
             * Graphic Packaging International
                              9.50% 8/15/13                                 5,000            4,875
               Interface 10.375% 2/1/10                                    10,000           11,000
               Intertape Polymer 8.50% 8/1/14                              15,000           14,963
           * # Panolam Industrial 144A
                              10.75% 10/1/13                               10,000            9,850
               York International 6.625% 8/15/06                          225,000          225,578
                                                                                     _____________
                                                                                           687,693
                                                                                     _____________

Communications - 1.36%
             } Adelphia Communications
                              8.125% 7/15/06                               20,000            9,450
            ++ Allegiance Telecom 11.75% 2/15/08                           15,000            6,750
             * American Cellular 10.00% 8/1/11                             10,000           10,900
               American Tower 7.125% 10/15/12                              15,000           15,375
               AT&T 9.05% 11/15/11                                        215,000          232,105
               BellSouth 4.20% 9/15/09                                    130,000          124,913
               British Telecommunications
                              8.875% 12/15/30                              95,000          120,422
             * CCH I Notes 11.00% 10/1/15                                  15,000           13,425
             * Centennial Communications
                              10.00% 1/1/13                                10,000           10,450
            ++ Century Communications 9.50% 9/1/06                         15,000           13,500
               Cenveo 9.625% 3/15/12                                       10,000           10,725


                                                          (continues)          5

Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Corporate Bonds (continued)
__________________________________________________________________________________________________

Communications (continued)
               Charter Communications Holdings
                            * 11.125% 1/15/11                        $     15,000    $       9,600
                              13.50% 1/15/11                               40,000           27,800
             * Cincinnati Bell 8.375% 1/15/14                              25,000           25,688
               Comcast 6.50% 11/15/35                                      90,000           86,467
               Cox 4.625% 1/15/10                                         155,000          149,088
             * CSC Holdings 10.50% 5/15/16                                 25,000           26,438
           * ~ Deutsche Telekom International Finance
                              5.12% 3/23/09                               175,000          175,185
               Dex Media East 12.125% 11/15/12                              9,000           10,226
             { Inmarsat Finance 10.375% 11/15/12                           30,000           25,950
               Insight Midwest 10.50% 11/1/10                              40,000           42,250
               iPCS 11.50% 5/1/12                                          15,000           17,063
             ~ IWO Holdings 8.818% 1/15/12                                 15,000           15,713
             * Mediacom Capital 9.50% 1/15/13                              30,000           30,825
               News America Holdings 7.75% 12/1/45                        115,000          123,423
               PanAmSat 9.00% 8/15/14                                       5,000            5,281
             ~ Qwest 8.16% 6/15/13                                         25,000           27,344
           * # RH Donnelley 144A 8.875% 1/15/16                            15,000           15,506
             ~ Rural Cellular 9.875% 2/1/10                                15,000           16,013
           ~ # Rural Cellular 144A 10.43% 11/1/12                          10,000           10,450
               Sheridan Acquisition 10.25% 8/15/11                          5,000            5,175
             * Sirius Satellite 9.625% 8/1/13                              20,000           19,650
               Sprint Capital
                              4.78% 8/17/06                               225,000          224,629
                              7.625% 1/30/11                              205,000          221,460
                              8.75% 3/15/32                               120,000          149,327
             * Suncom Wireless 9.375% 2/1/11                               15,000           11,288
               Telecom Italia Capital 4.00% 1/15/10                       235,000          221,474
               Telefonos de Mexico 4.50% 11/19/08                         310,000          302,141
               Thomson 5.75% 2/1/08                                       130,000          130,551
               Time Warner Entertainment
                              8.375% 3/15/23                               55,000           61,824
             ~ US LEC 13.62% 10/1/09                                       15,000           16,238
               Verizon Wireless 5.375% 12/15/06                           345,000          345,225
             # Viacom 144A 5.75% 4/30/11                                  140,000          139,177
             * XM Satellite Radio 12.00% 6/15/10                           17,000           19,231
             # XM Satellite Radio 144A 9.75% 5/1/14                        15,000           15,150
                                                                                     _____________
                                                                                         3,290,865
                                                                                     _____________

Consumer Cyclical - 0.87%
               Brickman Group 11.75% 12/15/09                               5,000            5,457
             * Carrols 9.00% 1/15/13                                        5,000            5,100
           * # CCM Merger 144A 8.00% 8/1/13                                15,000           14,625
             ~ Centex 4.93% 8/1/07                                        240,000          240,196
               Corrections Corporation of America
                              7.50% 5/1/11                                 20,000           20,350
             ~ DaimlerChrysler NA Holdings
                              5.33% 3/13/09                               245,000          245,266
             # Dave & Busters 144A 11.25% 3/15/14                           4,000            4,060
               Ford Motor Credit 7.375% 10/28/09                           20,000           18,493
             * Gaylord Entertainment 8.00% 11/15/13                        15,000           15,469
               General Motors Acceptance Corporation
                            * 6.875% 9/15/11                              205,000          192,254
                              8.00% 11/1/31                                45,000           42,781
               Home Depot 5.40% 3/1/16                               $    295,000    $     287,863
               Johnson Controls 5.00% 11/15/06                            100,000           99,683
               Landry's Restaurant 7.50% 12/15/14                           5,000            4,825
           * # Lennar 144A 6.50% 4/15/16                                  130,000          129,861
             * Lodgenet Entertainment 9.50% 6/15/13                        30,000           32,475
             * Metaldyne 10.00% 11/1/13                                    20,000           19,350
           * # Neiman Marcus 144A 9.00% 10/15/15                           15,000           16,013
             # NPC International 144A 9.50% 5/1/14                         20,000           20,300
             * O'Charleys 9.00% 11/1/13                                    20,000           20,500
             * Playtex Products 9.375% 6/1/11                              20,000           20,950
               Royal Caribbean Cruises 7.25% 3/15/18                        5,000            5,194
               Time Warner 8.18% 8/15/07                                  425,000          439,377
               Town Sports International
                              11.00% 2/1/14                                10,000            7,675
               True Temper Sports 8.375% 9/15/11                           20,000           18,550
             # Uno Restaurant 144A 10.00% 2/15/11                          15,000           12,075
             * Visteon 8.25% 8/1/10                                        10,000            9,025
               Warnaco 8.875% 6/15/13                                      10,000           10,575
             * Warner Music Group 7.375% 4/15/14                           20,000           19,800
               Wheeling Island Gaming
                              10.125% 12/15/09                            125,000          131,250
                                                                                     _____________
                                                                                         2,109,392
                                                                                     _____________

Consumer Non-Cyclical - 0.89%
               Accellent 10.50% 12/1/13                                    10,000           10,800
               Amgen 4.00% 11/18/09                                        34,000           32,484
               Anheuser Busch 5.75% 4/1/36                                105,000           99,614
               Biovail 7.875% 4/1/10                                       30,000           30,450
               Caremark Rx 7.375% 10/1/06                                 415,000          418,631
             * Constellation 8.125% 1/15/12                                10,000           10,450
             * Cott Beverages 8.00% 12/15/11                               20,000           20,450
             # CRC Health 144A 10.75% 2/1/16                                5,000            5,163
               Doane Pet Care 10.625% 11/15/15                             10,000           12,250
               Dole Food 8.875% 3/15/11                                    10,000            9,800
             * Gold Kist 10.25% 3/15/14                                    10,000           10,625
               Kraft Foods 4.125% 11/12/09                                330,000          315,345
               Kroger 6.375% 3/1/08                                       185,000          187,650
             # Le-Natures 144A 10.00% 6/15/13                              10,000           10,550
               Medco Health Solutions 7.25% 8/15/13                       420,000          448,544
               Medtronic 4.375% 9/15/10                                    25,000           23,999
               National Beef Packing 10.50% 8/1/11                         15,000           15,188
             * Pilgrim's Pride 9.625% 9/15/11                              10,000           10,475
             * US Oncology 10.75% 8/15/14                                  20,000           22,475
               UST 6.625% 7/15/12                                         185,000          190,974
             * Vanguard Health 11.25% 10/1/15                              25,000           18,563
           * # Warner Chilcott 144A 9.25% 2/1/15                           25,000           25,000
               Wyeth 5.50% 2/1/14                                         215,000          210,396
                                                                                     _____________
                                                                                         2,139,876
                                                                                     _____________

Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Corporate Bonds (continued)
__________________________________________________________________________________________________

Electric - 1.32%
             ~ Alabama Power Capital Trust IV
                              4.75% 10/1/42                          $    335,000    $     331,596
               Avista
                              7.75% 1/1/07                                120,000          121,634
                              9.75% 6/1/08                                 10,000           10,797
             # Caithness Coso Funding 144A
                              5.489% 6/15/19                              155,910          151,660
          ++ # Calpine 144A 9.90% 7/15/07                                  19,550           18,768
               Dominion Resources
                            ~ 5.265% 9/28/07                              185,000          185,210
                              5.687% 5/15/08                              130,000          130,326
               Duke Capital 5.668% 8/15/14                                200,000          195,441
               FPL Group Capital 4.086% 2/16/07                           235,000          232,717
               Midwest Generation
                              8.30% 7/2/09                                 15,000           15,406
                              8.75% 5/1/34                                 15,000           16,275
               NRG Energy 7.25% 2/1/14                                     25,000           25,188
               Pepco Holdings
                            ~ 5.445% 6/1/10                               160,000          160,595
                              5.50% 8/15/07                               255,000          254,961
             # Power Contract Financing 144A
                              6.256% 2/1/10                               130,000          130,658
               PSEG Funding Trust I 5.381% 11/16/07                       225,000          224,262
             ~ SCANA 4.97% 3/1/08                                         230,000          230,271
               Southern California Edison
                              6.00% 1/15/34                               205,000          198,007
                            * 6.65% 4/1/29                                215,000          220,875
               Southern Capital Funding 5.30% 2/1/07                      175,000          174,353
               TXU Electric Delivery 7.00% 5/1/32                         145,000          153,283
                                                                                     _____________
                                                                                         3,182,283
                                                                                     _____________

Energy - 0.45%
             * Bluewater Finance 10.25% 2/15/12                            15,000           15,675
           * # Brigham Exploration 144A
                              9.625% 5/1/14                                 5,000            5,025
             # Canadian Oil Sands 144A
                              4.80% 8/10/09                               145,000          140,696
             # Hilcorp Energy 144A
             * 7.75% 11/1/15                                                5,000            4,950
                              10.50% 9/1/10                                 7,000            7,665
               Nexen 5.875% 3/10/35                                       120,000          109,260
             ~ Secunda International 13.068% 9/1/12                        15,000           15,900
               Talisman Energy 5.125% 5/15/15                              90,000           85,083
               USX 9.125% 1/15/13                                         310,000          366,566
           * # VeraSun Energy 144A 9.875% 12/15/12                          5,000            5,350
             * Weatherford International
                              4.95% 10/15/13                              340,000          322,267
             * Whiting Petroleum 7.25% 5/1/13                              10,000           10,000
                                                                                     _____________
                                                                                         1,088,437
                                                                                     _____________

Finance Companies - 0.72%
               American General Finance
                              4.875% 7/15/12                         $    165,000    $     157,114
               FINOVA Group 7.50% 11/15/09                                 41,250           14,231
               FTI Consulting 7.625% 6/15/13                               30,000           31,725
             ~ HSBC Finance Capital Trust IX
                              5.911% 11/30/35                             200,000          193,566
               International Lease Finance
                              4.625% 6/2/08                                10,000            9,849
             ~ MUFG Capital Finance 1
                              6.346% 7/29/49                              100,000           98,168
               Residential Capital
                              6.00% 2/22/11                               180,000          176,498
                              6.125% 11/21/08                             170,000          169,366
                              6.375% 6/30/10                              147,000          146,508
                              6.50% 4/17/13                               210,000          209,596
                            * 6.875% 6/30/15                              535,000          543,276
                                                                                     _____________
                                                                                         1,749,897
                                                                                     _____________

Industrial - Other - 0.04%
             * Adesa 7.625% 6/15/12                                        15,000           15,338
               Foster Wheeler Series A 10.359% 9/15/11                      3,000            3,300
               Interline Brands 11.50% 5/15/11                             20,000           22,300
             # Knowledge Learning 144A 7.75% 2/1/15                        25,000           23,875
           * { Mueller Holdings 14.75% 4/15/14                             30,000           24,900
               Trimas 9.875% 6/15/12                                       15,000           14,138
                                                                                     _____________
                                                                                           103,851
                                                                                     _____________
Insurance - 1.71%
             # Farmers Insurance Exchange 144A
                              6.00% 8/1/14                                 20,000           19,487
                              8.625% 5/1/24                               425,000          485,087
               Marsh & McLennan
                              5.15% 9/15/10                               175,000          170,032
                            ~ 5.19% 7/13/07                                50,000           49,966
                            * 5.375% 3/15/07                              245,000          244,306
               MetLife
                              5.00% 6/15/15                               120,000          112,662
                              5.70% 6/15/35                                30,000           27,354
             # Nationwide Mutual Insurance 144A
                              7.875% 4/1/33                               265,000          294,809
           * # Nippon Life Insurance 144A
                              4.875% 8/9/10                               255,000          246,576
         / ~ # North Front Pass-Through Trust 144A
                              5.81% 12/15/24                              500,000          479,884
           ~ # Oil Insurance 144A 5.15% 8/15/33                           485,000          477,269
           ~ # Premium Asset Trust Series 2005-2 144A
                              4.906% 2/2/07                               125,000          124,844
               St. Paul Travelers 5.01% 8/16/07                           195,000          193,938
         / ~ # Twin Reefs Pass-Through Trust 144A
                              5.849% 12/31/49                             400,000          400,015
               UnitedHealth Group
                              5.375% 3/15/16                              120,000          115,368
                              5.80% 3/15/36                                95,000           87,733


                                                          (continues)          7

Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Corporate Bonds (continued)
__________________________________________________________________________________________________

Insurance (continued)
               WellPoint
                              4.25% 12/15/09                         $    140,000    $     134,299
                              5.85% 1/15/36                               115,000          105,983
               Willis Group
                              5.125% 7/15/10                              200,000          195,252
                              5.625% 7/15/15                              160,000          153,336
                                                                                     _____________
                                                                                         4,118,200
                                                                                     _____________

Natural Gas - 0.75%
             ~ Atmos Energy 5.443% 10/15/07                               220,000          220,303
               El Paso Natural Gas 7.625% 8/1/10                           15,000           15,619
             * El Paso Production Holding
                              7.75% 6/1/13                                 15,000           15,544
               Enterprise Products Operating
                              4.00% 10/15/07                              285,000          278,598
                              4.625% 10/15/09                             240,000          232,013
               Inergy Finance 6.875% 12/15/14                              15,000           14,250
               Oneok 5.51% 2/16/08                                        160,000          159,876
               Sempra Energy
                              4.621% 5/17/07                              220,000          218,267
                            ~ 5.24% 5/21/08                               260,000          260,510
               Valero Logistics Operations
                              6.05% 3/15/13                               395,000          395,593
                                                                                     _____________
                                                                                         1,810,573
                                                                                     _____________
Real Estate - 0.27%
               American Real Estate Partners
                              8.125% 6/1/12                                10,000           10,375
               BF Saul REIT 7.50% 3/1/14                                   20,000           20,500
             ~ Brandywine Operating Partnership
                              5.415% 4/1/09                               220,000          220,099
               Developers Diversified Realty
                              4.625% 8/1/10                               295,000          282,403
               HRPT Properties Trust 5.75% 2/15/14                        130,000          126,221
                                                                                     _____________
                                                                                           659,598
                                                                                     _____________
Technology - 0.21%
             # Activant Solutions 144A 9.50% 5/1/16                         5,000            5,113
             * Magnachip Semiconductor
                              8.00% 12/15/14                               25,000           23,438
               Motorola 4.608% 11/16/07                                   430,000          425,351
           * # Sungard Data Systems 144A
                              10.25% 8/15/15                               15,000           16,200
             * # Telcordia Technologies 144A
                              10.00% 3/15/13                               25,000           23,000
                                                                                     _____________
                                                                                           493,102
                                                                                     _____________

Transportation - 0.57%
               American Airlines
                              3.857% 7/9/10                          $    273,367    $     260,221
                              7.379% 5/23/16                                3,158            2,858
               Continental Airlines 6.503% 6/15/11                        435,000          437,384
             ~ CSX 4.99% 8/3/06                                           101,000          101,089
             # Erac USA Finance 144A 7.35% 6/15/08                        450,000          466,324
               H-Lines Finance Holdings 11.00% 4/1/13                      22,000           18,810
           * # Hertz 144A 8.875% 1/1/14                                    10,000           10,675
             * Horizon Lines 9.00% 11/1/12                                  7,000            7,324
               Kansas City Southern Railway
                              9.50% 10/1/08                                25,000           26,531
               OMI 7.625% 12/1/13                                          20,000           20,425
               Seabulk International 9.50% 8/15/13                         15,000           16,725
               Stena 9.625% 12/1/12                                        15,000           16,238
                                                                                     _____________
                                                                                         1,384,604
                                                                                     _____________

Total Corporate Bonds
               (cost $28,902,537)                                                       28,698,447
                                                                                     _____________
__________________________________________________________________________________________________
Convertible Bonds - 0.00%
__________________________________________________________________________________________________

             # Charter Communications 144A
                              5.875% 11/16/09 exercise price $2.42,
                              expiration date 11/16/09                     10,000            7,450
                                                                                     _____________
Total Convertible Bonds (cost $7,550)                                                        7,450
                                                                                     _____________
__________________________________________________________________________________________________
Foreign Agencies - 0.10%
__________________________________________________________________________________________________

             * Pemex Project Funding Master Trust
                              6.625% 6/15/35                               55,000           52,044
             # Pemex Project Funding Master Trust 144A
                              6.625% 6/15/35                              195,000          184,519
                                                                                     _____________
Total Foreign Agencies (cost $247,816)                                                     236,563
                                                                                     _____________
__________________________________________________________________________________________________
Municipal Bonds - 0.75%
__________________________________________________________________________________________________

               Augusta, Georgia Water & Sewer Revenue
                              5.25% 10/1/39 (FSA)                         310,000          326,477
               California State 5.00% 2/1/33                              120,000          121,631
               California State University Systemwide
                              Revenue 5.00% 11/1/30 (AMBAC)               115,000          119,004
               Illinois State Taxable Pension
                              5.10% 6/1/33                                170,000          153,427
               New Jersey Economic Development
                              Authority Revenue Cigarette Tax
                              5.75% 6/15/29                               220,000          232,630
               New York State Urban Development
                              Series A-1 5.25% 3/15/34 (FGIC)             210,000          221,367
               Oregon State Taxable Pension
                              5.892% 6/1/27                               200,000          199,700
               West Virginia Economic
                              Development Authority
                              5.37% 7/1/20 (MBIA)                         100,000           95,549
                              6.07% 7/1/26                                360,000          353,397
                                                                                     _____________
Total Municipal Bonds (cost $1,827,856)                                                  1,823,182
                                                                                     _____________


Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Non-Agency Asset-Backed Securities - 2.31%
__________________________________________________________________________________________________

             ~ Ameriquest Mortgage Securities
                              Series 2006-R1 A2C 5.149% 3/25/36      $    180,000    $     180,175
             # Cendant Timeshare Receivables Funding
                              Series 2004-1A A1 144A
                              3.67% 5/20/16                               154,973          149,290
               Citibank Credit Card Issuance Trust
                              Series 2003-A7 A7 4.15% 7/7/17              260,000          235,288
               Countrywide Asset-Backed Certificates
                            # Series 2004-BC1N Note 144A
                              5.50% 4/25/35                                13,225           13,225
                              Series 2004-S1 A2 3.872% 3/25/20            280,000          274,960
                            ~ Series 2005-12 2A2 4.898% 2/25/36           360,000          356,080
                            ~ Series 2006-3 2A2 5.139% 6/25/36            390,000          390,296
               Credit-Based Asset Service and
                              Securitization Series 2005-CB8 AF1B
                              5.451% 12/25/35                             248,285          247,168
             # GSAA Trust Series 2004-4N Note 144A
                              6.25% 5/25/34                                20,751           20,712
               GSAMP Trust Series 2006-S3 A1
                              6.085% 5/25/36                              325,000          325,000
             ~ Merrill Lynch Mortgage Investors
                              Series 2005-NCB A1A 5.451% 7/25/36          124,994          124,494
                              Series 2006-AR1 A2C 5.149% 3/25/37          425,000          425,000
               Mid-State Trust
                              Series 11 A1 4.864% 7/15/38                 119,772          111,272
                              Series 2004-1 A 6.005% 8/15/37               62,999           63,248
             ~ Option One Mortgage Loan Trust
                              Series 2005-4 A3 5.219% 11/25/35            455,000          456,042
               Ownit Mortgage Loan Asset Backed
                              Certificates Series 2006-2 A2B
                              5.633% 1/25/37                               95,000           94,733
               Renaissance Home Equity Loan Trust
                              Series 2004-4 AF2 3.856% 2/25/35            282,198          280,096
                              Series 2005-4 A2 5.399% 2/25/36             135,000          134,198
                              Series 2005-4 A3 5.565% 2/25/36              85,000           84,336
             ~ Residential Asset Mortgage Products
                              Series 2004-RZ2 AI3 4.30% 1/25/31           250,000          246,855
             ~ Residential Asset Securities
                              Series 2006-KS3 AI3 5.129% 4/25/36          505,000          505,393
             ~ Residential Funding Mortgage Securities II
                              Series 2005-HI2 A1 5.099% 5/25/35           210,002          210,014
             # Sharp Net Interest Margin Trust 144A
               Series 2003-HE1N Note 6.90% 11/25/33                         4,114            4,105
               Series 2004-2N Note 7.00% 1/25/34                           36,144           36,144
             # Sierra Receivables Funding Company
                              Series 2003-2A A1 144A
                              3.03% 12/15/15                              135,697          131,271
               Structured Asset Securities
                              Series 2001-SB1 A2 3.375% 8/25/31           207,297          187,160
                              Series 2004-16XS A2 4.91% 8/25/34           305,155          303,552
                                                                                     _____________

Total Non-Agency Asset-Backed
               Securities (cost $5,626,183)                                              5,590,107
                                                                                     _____________

                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Non-Agency Collateralized Mortgage Obligations - 6.87%
__________________________________________________________________________________________________

             ~ American Home Mortgage
                              Investment Trust Series 2004-2 4A2
                              3.635% 2/25/44                         $     12,936    $      12,917
               Bank of America Alternative Loan Trust
                              Series 2003-10 2A1 6.00% 12/25/33           430,016          426,119
                              Series 2004-2 1A1 6.00% 3/25/34             308,049          305,257
                              Series 2005-3 2A1 5.50% 4/25/20             231,818          229,210
                              Series 2005-5 2CB1 6.00% 6/25/35            224,445          222,341
                              Series 2005-9 5A1 5.50% 10/25/20            270,868          267,483
               Bank of America Mortgage Securities
                            ~ Series 2003-D 1A2 5.499% 5/25/33             11,926           11,972
                            ~ Series 2003-I 2A4 3.828% 10/25/33           432,096          428,343
                              Series 2005-9 2A1 4.75% 10/25/20            362,598          349,271
             ~ Bear Stearns Adjustable Rate Mortgage
                              Trust Series 2005-7 1A2
                              4.75% 8/25/35                               116,171          112,811
             ~ Bear Stearns Alternative A Trust
                              Series 2006-3 33A1 6.207% 5/25/36           355,000          356,832
               Bear Stearns Asset Backed Securities
                              Series 2005-AC8 A5 5.50% 11/25/35           323,372          319,695
               Chase Mortgage Finance
                              Series 2003-S8 A2 5.00% 9/25/18             517,172          500,063
               Countrywide Alternative Loan Trust
                              Series 2004-28CB 6A1 6.00% 1/25/35          112,379          111,336
                            ~ Series 2004-J7 1A2 4.673% 8/25/34           194,558          192,986
                            ~ Series 2005-63 3A1 5.904% 11/25/35          380,917          381,157
                              Series 2006-2CB A3 5.50% 3/25/36            250,248          248,688
             / Countrywide Home Loan Mortgage
               Pass-Through Trust Series 2006-1 A2
                              6.00% 3/25/36                               165,758          162,488
                            ~ Series 2006-HYB3 2A1A
                              5.804% 5/20/36                              385,000          385,000
                            ~ Series 2006-HYB3 3A1A
                              6.143% 5/20/36                              325,000          326,408
               Credit Suisse First Boston
                              Mortgage Securities
                              Series 2003-29 5A1 7.00% 12/25/33           142,057          143,789
                              Series 2004-1 3A1 7.00% 2/25/34              79,665           80,587
               First Horizon Alternative Mortgage
                              Securities Series 2004-FA1 1A1
                              6.25% 10/25/34                              311,875          312,005
               First Horizon Asset Securities
                              Series 2003-5 1A17 8.00% 7/25/33            111,365          116,770
                            ~ Series 2004-AR5 4A1
                              5.673% 10/25/34                             197,046          194,935
             ~ General Motors Acceptance Corporation
                              Mortgage Loan Trust
                              Series 2005-AR2 4A 5.195% 5/25/35           264,312          256,196
             # GSMPS Mortgage Loan Trust 144A
                              Series 1998-3 A 7.75% 9/19/27                96,105           99,979
                              Series 1999-3 A 8.00% 8/19/29               156,700          164,047
                              Series 2005-RP1 1A3 8.00% 1/25/35           175,527          184,336
                              Series 2005-RP1 1A4 8.50% 1/25/35            91,902           97,475


                                                          (continues)          9

Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Non-Agency Collateralized Mortgage Obligations (continued)
__________________________________________________________________________________________________

             ~ Indymac Index Mortgage Loan Trust
                              Series 2005-AR25 1A21
                              5.90% 12/25/35                         $    281,934    $     282,024
                              Series 2006-AR2 1A1A
                              5.179% 4/25/46                              133,513          133,513
                              Series 2006-AR7 5A1
                              6.166% 5/25/36                              229,976          230,859
             ~ JPMorgan Mortgage Trust
                              Series 2005-A2 2A1 4.711% 4/25/35           143,508          142,207
                              Series 2005-A6 1A2 5.153% 9/25/35           375,000          362,949
               Lehman Mortgage Trust
                              Series 2005-2 2A3 5.50% 12/25/35            295,105          293,684
             ~ MASTR Adjustable Rate Mortgages
                              Trust Series 2003-6 1A2
                              2.887% 12/25/33                             292,435          292,069
               MASTR Alternative Loans Trust
                              Series 2003-6 3A1 8.00% 9/25/33              55,217           56,016
                              Series 2005-3 7A1 6.00% 4/25/35             300,777          297,883
             # MASTR Reperforming Loan Trust 144A
                              Series 2005-1 1A5 8.00% 8/25/34             248,701          260,729
                              Series 2005-2 1A4 8.00% 5/25/35             228,689          239,480
             # MASTR Specialized Loan Trust
                              Series 2005-2 A2 144A
                              5.15% 7/25/35                               189,656          185,922
             ~ MLCC Mortgage Investors
                              Series 2005-1 1A 4.738% 4/25/35             191,778          192,018
               Morgan Stanley Mortgage Loan Trust
                              Series 2006-2 6A 6.50% 2/25/36              152,727          154,636
               Nomura Asset Acceptance
                              Series 2005-WF1 2A2 4.786% 3/25/35          390,000          382,083
               Prime Mortgage Trust
                              Series 2004-CL1 1A1 6.00% 2/25/34           134,422          132,448
               Residential Asset Mortgage Products
                              Series 2004-SL1 A3 7.00% 11/25/31           146,278          148,588
                              Series 2004-SL4 A3 6.50% 7/25/32            187,501          190,134
                              Series 2005-SL1 A2 6.00% 5/25/32            239,486          241,436
             ~ Structured Adjustable Rate
                              Mortgage Loan Trust
                              Series 2004-18 5A 5.50% 12/25/34            208,690          205,038
                              Series 2005-3XS A2 5.209% 1/25/35           286,734          286,910
               Structured Asset Securities
                            ~ Series 2002-22H 1A 6.983% 11/25/32           80,926           82,205
                              Series 2004-12H 1A 6.00% 5/25/34            285,962          282,119
             ~ Thornburg Mortgage Securities
                              Trust 2005-3 A1 5.189% 10/25/35             307,135          307,456
             / Washington Mutual Alternative
                              Mortgage Pass-Through Certificates
                              Series 2005-9 3CB 5.50% 10/25/20            297,167          293,449
                              Series 2006-2 2CB 6.50% 3/25/36             230,737          231,123
               Washington Mutual
                            ~ Series 2003-AR4 A7 3.95% 5/25/33            135,904          132,211
                              Series 2003-AR9 1A7 4.052% 9/25/33          208,668          203,564
                              Series 2004-CB3 4A 6.00% 10/25/19           402,589          406,615
               Wells Fargo Mortgage Backed Securities Trust
                            ~ Series 2004-I 1A1 3.387% 7/25/34       $    316,427    $     318,611
                            ~ Series 2004-T A1 3.452% 9/25/34             237,699          237,834
                              Series 2005-12 1A7 5.50% 11/25/35           384,009          366,128
                              Series 2005-17 1A1 5.50% 1/25/36            328,899          315,332
                              Series 2005-17 1A2 5.50% 1/25/36            299,445          286,555
                              Series 2006-2 3A1 5.75% 3/25/36             336,373          329,210
                            ~ Series 2006-AR4 1A1 5.87% 4/25/36           443,331          441,457
                            ~ Series 2006-AR4 2A1 5.798% 4/25/36          653,409          647,464
                                                                                     _____________

Total Non-Agency Collateralized
               Mortgage Obligations (cost $16,866,516)                                  16,592,455
                                                                                     _____________

                                                                      Number of
                                                                       Shares
__________________________________________________________________________________________________
Preferred Stock - 0.05%
__________________________________________________________________________________________________

               Nexen 7.35%                                                  4,520          114,808
                                                                                     _____________
Total Preferred Stock (cost $113,000)                                                      114,808
                                                                                     _____________

                                                                       Principal
                                                                         Amount
__________________________________________________________________________________________________
U.S. Treasury Obligations - 3.44%
__________________________________________________________________________________________________

               U.S. Treasury Bond
                            * 4.50% 2/15/36                          $  2,695,000        2,422,764
                            * 5.375% 2/15/31                              430,000          436,585
                              6.25% 8/15/23                               165,000          182,402
               U.S. Treasury Inflation Index Notes
                              1.875% 7/15/15                              117,469          112,812
                              2.00% 7/15/14                               421,624          411,034
                              2.00% 1/15/16                                45,047           43,564
                              2.375% 4/15/11                              920,992          927,077
                              3.00% 7/15/12                               508,318          529,982
                           oo 3.875% 1/15/09                              660,268          693,282
               U.S. Treasury Notes
                            * 4.50% 2/28/11                               260,000          255,328
                            * 4.50% 2/15/16                               825,000          789,293
                              4.875% 4/30/08                              600,000          600,235
           ^ * U.S. Treasury Strip 4.20% 11/15/13                       1,315,000          901,566
                                                                                     _____________
Total U.S. Treasury Obligations
               (cost $8,639,796)                                                         8,305,924
                                                                                     _____________


Statement of net assets


> Delaware Balanced Fund



                                                                       Principal         Market
                                                                         Amount          Value
__________________________________________________________________________________________________
Repurchase Agreements - 5.29%
__________________________________________________________________________________________________
               With BNP Paribas 4.67% 5/1/06
                              (dated 4/28/06, to be repurchased
                              at $6,628,579, collateralized by
                              $6,897,000 U.S. Treasury Bills
                              due 8/17/06, market
                              value $6,799,693)                        $6,626,000    $   6,626,000
               With Cantor Fitzgerald 4.67% 5/1/06
                              (dated 4/28/06, to be repurchased
                              at $6,148,392, collateralized by
                              $2,230,000 U.S. Treasury Notes
                              2.625% due 11/15/06, market
                              value $2,230,823, $186,000
                              U.S. Treasury Notes 2.625%
                              due 5/15/08, market value
                              $180,434, $1,082,000
                              U.S. Treasury Notes 3.50% due
                              11/15/06, market value
                              $1,090,459, $878,000
                              U.S. Treasury Notes 4.625%
                              due 5/15/06, market value
                              $896,940 and $1,756,000
                              U.S. Treasury Notes 6.50%
                              due 2/15/10, market value
                              $1,874,165)                              6,146,000         6,146,000
                                                                                     _____________

Total Repurchase Agreements
               (cost $12,772,000)
                                                                                        12,772,000
                                                                                     _____________

Total Market Value of Securities Before
    Securities Lending Collateral - 105.23%
    (cost $242,360,676)                                                                254,195,207
                                                                                     _____________

__________________________________________________________________________________________________
Securities Lending Collateral ** - 4.13%
__________________________________________________________________________________________________
Short-Term Investments - 4.13%
Fixed Rate Notes - 1.84%
               Bank of America Securities
                              4.89% 5/1/06                              1,284,513        1,284,513
               Bank of the West
                              4.80% 5/10/06                               138,237          138,237
               Citigroup Global Markets
                              4.92% 5/1/06                              2,303,947        2,303,947
               Deutsche Bank London 5.00% 6/29/06                         345,592          345,592
               Washington Mutual Grand
                              5.00% 6/30/06                               368,631          368,631
                                                                                     _____________
                                                                                         4,440,920
                                                                                     _____________

~ Variable Rate Notes - 2.29%
               American Honda Finance
                              4.82% 2/21/07                              $207,355    $     207,355
               ANZ National 4.82% 5/29/07                                  46,079           46,079
               Australia New Zealand 4.93% 5/29/07                        230,395          230,395
               Bank of America 4.82% 2/23/07                              299,513          299,513
               Bank of New York 4.84% 5/29/07                             184,316          184,316
               Bayerische Landesbank 4.97% 8/25/06                        230,395          230,395
               Bear Stearns 4.90% 10/30/06                                276,474          276,474
               BNP Paribas 4.89% 5/29/07                                  230,395          230,395
               Canadian Imperial Bank 4.93% 5/29/07                       115,197          115,197
               CDC Financial Products 4.98% 5/30/06                       299,513          299,513
               Citigroup Global Markets 4.95% 5/5/06                      299,513          299,513
               Commonwealth Bank 4.92% 5/29/07                            230,395          230,395
               Goldman Sachs 5.02% 4/30/07                                299,513          299,513
               Manufacturers & Traders 4.95% 9/26/06                      230,394          230,371
               Marshall & Ilsley Bank 4.88% 5/29/07                       253,434          253,434
               Merrill Lynch Mortgage Capital
                              4.98% 5/5/06                                207,355          207,355
               Morgan Stanley 5.06% 4/30/07                               285,689          285,689
               National Australia Bank 4.81% 3/7/07                       285,689          285,689
               National City Bank 4.82% 3/2/07                            276,491          276,577
               Nordea Bank Norge 4.83% 5/29/07                            230,395          230,395
               Royal Bank of Scotland 4.92% 5/29/07                       230,395          230,395
               Societe Generale 4.80% 5/29/07                             115,197          115,197
               Toyota Motor Credit 4.80% 6/23/06                          230,398          230,401
               Wells Fargo 4.89% 5/29/07                                  230,395          230,395
                                                                                     _____________
                                                                                         5,524,951
                                                                                     _____________

Total Securities Lending Collateral
               (cost $9,965,871)                                                         9,965,871
                                                                                     _____________
Total Market Value of Securities - 109.36%
               (cost $252,326,547)                                                     264,161,078 !
Obligation to Return Securities Lending
               Collateral ** - (5.75%)                                                 (13,883,824)
Liabilities Net of Receivables and
               Other Assets - (3.61%)                                                   (8,712,641)
                                                                                     _____________
Net Assets Applicable to 14,052,827 Shares
               Outstanding - 100.00%                                                  $241,564,613
                                                                                     _____________

                                                         (continues)          11

Statement of net assets

> Delaware Balanced Fund


__________________________________________________________________________________________________
__________________________________________________________________________________________________

Net Asset Value - Delaware Balanced Fund
               Class A ($214,550,527 / 12,481,595 Shares)                                   $17.19
                                                                                     _____________
Net Asset Value - Delaware Balanced Fund
               Class B ($19,393,539 / 1,127,788 Shares)                                     $17.20
                                                                                     _____________
Net Asset Value - Delaware Balanced Fund
               Class C ($5,385,533 / 313,525 Shares)                                        $17.18
                                                                                     _____________
Net Asset Value - Delaware Balanced Fund
               Class R ($148,888 / 8,675 Shares)                                            $17.16
                                                                                     _____________
Net Asset Value - Delaware Balanced Fund
               Institutional Class ($2,086,126 / 121,244 Shares)                            $17.21
                                                                                     _____________
Components of Net Assets at April 30, 2006:
Shares of beneficial interest
               (unlimited authorization - no par)                                     $265,998,980
Undistributed net investment income                                                      1,225,138
Accumulated net realized loss on investments                                           (37,518,001)
Net unrealized appreciation of investments                                              11,858,496
                                                                                     _____________
Total net assets                                                                      $241,564,613
                                                                                     _____________

*  Fully or partially on loan.

** See Note 8 in "Notes to Financial Statements."

!  Includes $13,642,439 of securities loaned.

oo Fully or partially pledged as collateral for financial futures contracts.

+  Non-income producing security for the period ended April 30, 2006.

++ Non-income producing security. Security is currently in default.

}  Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $8,993,609, which represented 3.72% of the Fund's net assets.
   See Note 9 in "Notes to Financial Statements."

^  Zero coupon security. The rate shown is the yield at the time of purchase.

{  Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

________________________________________________________________________________
________________________________________________________________________________
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To Be Announced
yr. - Year


Net Asset Value and Offering Price per Share -
  Delaware Balanced Fund
Net asset value Class A (A)                                               $17.19
Sales charge (5.75% of offering price) (B)                                  1.05
                                                                          ______
Offering price                                                            $18.24
                                                                          ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus forpurchase of $50,000 or more.

The following futures contracts were outstanding at April 30, 2006:


Futures Contracts (1)
                           Notional
Contracts to                 Cost       Notional     Expiration      Unrealized
Buy (Sell)                (Proceeds)      Value         Date        Appreciation
____________              __________    ________     __________     ____________
(4) U.S. Treasury
  long Bond               (450,037)     (427,375)     6/30/06            $22,662
(1) U.S. Treasury
  5 year Notes            (104,962)     (104,156)     6/30/06                806
1 U.S. Treasury
  10 year Notes            105,081       105,578      6/30/06               497
                                                                         _______
                                                                         $23,965
                                                                         _______

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes

Statement of operations


> Delaware Balanced Fund
  Six Months Ended April 30, 2006 (Unaudited)


Investment Income:
  Interest                                                                                               $2,217,857
  Dividends                                                                                               2,202,771
  Securities lending income                                                                                  18,463     $ 4,439,091
                                                                                                         __________     ___________
Expenses:
Management fees                                                                                             785,811
  Distribution expenses - Class A                                                                           268,593
  Distribution expenses - Class B                                                                           100,292
  Distribution expenses - Class C                                                                            27,396
  Distribution expenses - Class R                                                                               248
  Dividend disbursing and transfer agent fees and expenses                                                  247,669
  Accounting and administration expenses                                                                     48,358
  Legal and professional fees                                                                                37,285
  Reports and statements to shareholders                                                                     31,477
  Registration fees                                                                                          31,100
  Custodian fees                                                                                             11,681
  Trustees' fees                                                                                              6,935
  Pricing fees                                                                                                6,471
  Insurance fees                                                                                              1,995
  Taxes (other than taxes on income)                                                                            299
  Other                                                                                                       9,062       1,614,672
                                                                                                         __________
  Less waiver of distribution expenses - Class A                                                                            (40,982)
  Less waiver of distribution expenses - Class R                                                                                (41)
  Less expense paid indirectly                                                                                               (3,962)
                                                                                                                        ___________
  Total operating expenses                                                                                                1,569,687
                                                                                                                        ___________
Net Investment Income                                                                                                     2,869,404
                                                                                                                        ___________
Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on:
    Investments                                                                                                           4,224,475
    Futures contracts                                                                                                       129,948
    Swap agreements                                                                                                         (75,667)
                                                                                                                        ___________
  Net realized gain                                                                                                       4,278,756
  Net change in unrealized appreciation/depreciation of investments                                                      10,188,968
                                                                                                                        ___________
Net Realized and Unrealized Gain on Investments                                                                          14,467,724
                                                                                                                        ___________
Net Increase in Net Assets Resulting from Operations                                                                    $17,337,128
                                                                                                                        ___________

See accompanying notes

Statements of changes in net assets


> Delaware Balanced Fund



                                                                                                       Six Months        Year
                                                                                                         Ended           Ended
                                                                                                        4/30/06         10/31/05
                                                                                                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                              $   2,869,404    $   5,274,104
  Net realized gain on investments and foreign currencies                                                4,278,756       22,900,486
  Net change in unrealized appreciation/depreciation of investments and foreign currencies              10,188,968      (12,979,785)
                                                                                                     _____________    _____________
  Net increase in net assets resulting from operations                                                  17,337,128       15,194,805
                                                                                                     _____________    _____________

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                             (3,817,484)      (3,695,024)
    Class B                                                                                               (282,746)        (190,280)
    Class C                                                                                                (80,099)         (53,154)
    Class R                                                                                                   (435)             (47)
    Institutional Class                                                                                    (63,153)         (63,996)
                                                                                                     _____________    _____________
                                                                                                        (4,243,917)      (4,002,501)
                                                                                                     _____________    _____________

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                              2,507,658        5,695,992
    Class B                                                                                                707,148        1,416,901
    Class C                                                                                                531,387        1,077,055
    Class R                                                                                                143,915            1,448
    Institutional Class                                                                                    221,973          869,255

Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                              2,762,198        2,683,166
    Class B                                                                                                266,175          176,083
    Class C                                                                                                 74,688           48,412
    Class R                                                                                                    435               47
    Institutional Class                                                                                     63,153           63,996
                                                                                                     _____________    _____________
                                                                                                         7,278,730       12,032,355
                                                                                                      _____________   _____________
  Cost of shares repurchased:
    Class A                                                                                            (16,535,829)     (36,068,522)
    Class B                                                                                             (3,329,063)      (8,296,252)
    Class C                                                                                             (1,155,357)      (3,319,781)
    Class R                                                                                                 (4,334)             (75)
    Institutional Class                                                                                 (1,863,245)      (1,249,660)
                                                                                                     _____________    _____________
                                                                                                       (22,887,828)     (48,934,290)
                                                                                                     _____________    _____________
Decrease in net assets derived from capital share transactions                                         (15,609,098)     (36,901,935)
                                                                                                     _____________    _____________
Net Decrease in Net Assets                                                                              (2,515,887)     (25,709,631)

Net Assets:
  Beginning of period                                                                                  244,080,500      269,790,131
                                                                                                     _____________    _____________
  End of period (including undistributed net investment income of $1,225,138 and $2,397,377, respectively)
                                                                                                     $ 241,564,613    $ 244,080,500
                                                                                                     _____________    _____________
See accompanying notes

Financial highlights


> Delaware Balanced Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six                                 Year Ended
                                                              Months     ___________________________________________________________
                                                              Ended
                                                            4/30/06 (2)   10/31/05    10/31/04    10/31/03   10/31/02 (1)  10/31/01
                                                          (Unaudited)
____________________________________________________________________________________________________________________________________
Net asset value, beginning of period                       $ 16.290       $15.630    $ 15.060    $ 13.390    $ 15.100      $ 18.620

Income (loss) from investment operations:
Net investment income (3)                                     0.204         0.342       0.190       0.182       0.234         0.349
Net realized and unrealized gain (loss) on
  investments and foreign currencies                          0.993         0.580       0.592       1.749      (1.609)       (3.451)
                                                           ________      ________    ________    ________    ________      ________
Total from investment operations                              1.197         0.922       0.782       1.931      (1.375)       (3.102)
                                                           ________      ________    ________    ________    ________      ________
Less dividends and distributions from:
Net investment income                                        (0.297)       (0.262)     (0.212)     (0.261)     (0.335)       (0.418)
                                                           ________      ________    ________    ________    ________      ________
Total dividends and distributions                            (0.297)       (0.262)     (0.212)     (0.261)     (0.335)       (0.418)
                                                           ________      ________    ________    ________    ________      ________
Net asset value, end of period                             $ 17.190      $ 16.290    $ 15.630    $ 15.060     $13.390      $ 15.100
                                                            ________     ________    ________    ________    ________      ________
Total return (4)                                              7.41%         5.91%       5.28%      14.53%      (9.38%)      (16.88%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $214,551      $214,273    $232,351    $257,950    $253,089      $319,842
Ratio of expenses to average net assets                       1.21%         1.20%       1.27%       1.35%       1.37%         1.30%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.25%         1.24%       1.31%       1.38%       1.37%         1.30%
Ratio of net investment income to average net assets          2.46%         2.12%       1.23%       1.30%       1.54%         2.07%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly    2.42%         2.08%       1.19%       1.27%       1.54%         2.07%
Portfolio turnover                                             134%          203%        244%        249%        368%          288%
____________________________________________________________________________________________________________________________________

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                         (continues)          15

Financial highlights


> Delaware Balanced Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six                                 Year Ended
                                                             Months      ___________________________________________________________
                                                             Ended
                                                            4/30/06 (2)   10/31/05    10/31/04    10/31/03    10/31/02 (1) 10/31/01
                                                          (Unaudited)
____________________________________________________________________________________________________________________________________
Net asset value, beginning of period                        $16.300       $15.630     $15.060     $13.410     $15.110       $18.600

Income (loss) from investment operations:
Net investment income (3)                                     0.139         0.214       0.067       0.073       0.121         0.223
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      0.993         0.582       0.594       1.743      (1.611)       (3.435)
                                                            _______       _______     _______     _______     _______       _______
Total from investment operations                              1.132         0.796       0.661       1.816      (1.490)       (3.212)
                                                            _______       _______     _______     _______     _______       _______

Less dividends and distributions from:
Net investment income                                        (0.232)       (0.126)     (0.091)     (0.166)     (0.210)       (0.278)
                                                            _______       _______     _______     _______     _______       _______
Total dividends and distributions                            (0.232)       (0.126)     (0.091)     (0.166)     (0.210)       (0.278)
                                                            _______       _______     _______     _______     _______       _______

Net asset value, end of period                              $17.200       $16.300     $15.630     $15.060     $13.410       $15.110
                                                            _______       _______     _______     _______     _______       _______
Total return (4)                                              7.00%         5.10%       4.40%      13.66%    (10.06%)       (17.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $19,394       $20,658     $26,254     $30,353     $32,035       $44,491
Ratio of expenses to average net assets                       2.00%         1.98%       2.07%       2.13%       2.12%         2.05%
Ratio of net investment income to average net assets          1.67%         1.33%       0.43%       0.52%       0.81%         1.32%
Portfolio turnover                                             134%          203%        244%        249%        368%          288%
____________________________________________________________________________________________________________________________________

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial highlights


> Delaware Balanced Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six                                 Year Ended
                                                             Months      ___________________________________________________________
                                                             Ended
                                                            4/30/06 (2)   10/31/05    10/31/04    10/31/03    10/31/02 (1) 10/31/01
                                                          (Unaudited)
____________________________________________________________________________________________________________________________________
Net asset value, beginning of period                        $16.280       $15.620     $15.040     $13.400     $15.090       $18.580

Income (loss) from investment operations:
Net investment income (3)                                     0.139         0.215       0.067       0.073       0.121         0.222
Net realized and unrealized gain (loss) on investments
and foreign currencies                                        0.993         0.571       0.604       1.733      (1.601)       (3.434)
                                                            _______       _______     _______     _______    ________       _______
Total from investment operations                              1.132         0.786       0.671       1.806      (1.480)       (3.212)
                                                            _______       _______     _______     _______    ________       _______
Less dividends and distributions from:
Net investment income                                        (0.232)       (0.126)     (0.091)     (0.166)     (0.210)       (0.278)
                                                            _______       _______     _______     _______    ________       _______
Total dividends and distributions                            (0.232)       (0.126)     (0.091)     (0.166)     (0.210)       (0.278)
                                                                          _______     _______     _______    ________       _______
Net asset value, end of period                              $17.180       $16.280     $15.620     $15.040     $13.400       $15.090
                                                            _______       _______     _______     _______    ________       _______
Total return (4)                                              7.00%         5.03%       4.47%      13.60%    (10.01%)       (17.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $ 5,385       $ 5,638     $ 7,518     $ 7,710     $ 6,937       $ 8,418
Ratio of expenses to average net assets                       2.00%         1.98%       2.07%       2.13%       2.12%         2.05%
Ratio of net investment income to average net assets          1.67%         1.33%       0.43%       0.52%       0.81%         1.32%
Portfolio turnover                                             134%          203%        244%        249%        368%          288%
____________________________________________________________________________________________________________________________________

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

                                                         (continues)          17

Financial highlights


> Delaware Balanced Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                    Six Months                            6/2/03 (1)
                                                                                      Ended         Year Ended               to
                                                                                                 ___________________
                                                                                    4/30/06 (2)  10/31/05    10/31/04    10/31/03
                                                                                  (Unaudited)
____________________________________________________________________________________________________________________________________
Net asset value, beginning of period                                                 $16.270       $15.600     15.030     $14.500

Income from investment operations:
Net investment income (3)                                                              0.180        0.283       0.131       0.050
Net realized and unrealized gain on investments
and foreign currencies                                                                 0.985        0.577       0.598       0.564
                                                                                     _______      _______    ________    ________
Total from investment operations                                                       1.165        0.860       0.729       0.614
                                                                                     _______      _______    ________    ________

Less dividends and distributions from:
Net investment income                                                                 (0.275)      (0.190)     (0.159)     (0.084)
                                                                                    ________      _______    ________    ________

Total dividends and distributions                                                     (0.275)      (0.190)     (0.159)     (0.084)
                                                                                    ________      _______    ________    ________
Net asset value, end of period                                                       $17.160      $16.270     $15.600    $ 15.030

                                                                                    ________      _______    ________    ________
Total return (4)                                                                       7.22%        5.52%       4.87%       4.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                 $149           $5          $3          $-
Ratio of expenses to average net assets                                                1.50%        1.56%       1.66%       1.74%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                                                1.60%        1.58%       1.66%       1.74%
Ratio of net investment income to average net assets                                   2.17%        1.75%       0.83%       0.70%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                                        2.07%        1.73%       0.83%       0.70%
Portfolio turnover                                                                      134%         203%        244%        249%
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and port folio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial highlights

> Delaware Balanced Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Six Months                             Year Ended
                                                                  Ended      _______________________________________________________
                                                                4/30/06 (2)   10/31/05  10/31/04  10/31/03  10/31/02 (1)  10/31/01
                                                                (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                             $ 16.310      $15.640   $15.070   $13.400       $15.120   $18.640

Income (loss) from investment operations:

Net investment income (3)                                           0.222        0.377     0.223     0.213         0.272     0.391
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            0.995        0.576     0.601     1.748        (1.612)   (3.451)
                                                                 ________       ______   _______   _______      ________   _______
Total from investment operations                                    1.217        0.953     0.824     1.961        (1.340)   (3.060)
                                                                 ________       ______   _______   _______      ________   _______

Less dividends and distributions from:

Net investment income                                              (0.317)      (0.283)   (0.254)   (0.291)       (0.380)   (0.460)
                                                                 ________       ______   _______   _______       _______   _______
Total dividends and distributions                                  (0.317)      (0.283)   (0.254)   (0.291)       (0.380)   (0.460)
                                                                 ________       ______   _______   _______       _______   _______

Net asset value, end of period                                   $ 17.210      $16.310   $15.640   $15.070       $13.400   $15.120
                                                                 ________       ______   _______   _______       _______   _______

Total return (4)                                                    7.53%        6.11%     5.49%    14.83%        (9.16%)  (16.65%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $  2,086      $ 3,507   $ 3,664    $7,125       $12,849   $20,820
Ratio of expenses to average net assets                             1.00%        0.98%     1.06%     1.13%         1.12%     1.05%
Ratio of net investment income to average net assets                2.67%        2.33%     1.43%     1.52%         1.81%     2.32%
Portfolio turnover                                                   134%         203%      244%      249%          368%      288%
____________________________________________________________________________________________________________________________________

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09% . Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

> Delaware Balanced Fund

April 30, 2006 (Unaudited)

Delaware Group Equity Funds I (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements

> Delaware Balanced Fund

2. Investment Management and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by the Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.


DDLP has contracted to waive distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. The contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate. DDLP has contracted to limit distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At April 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $128,464
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses
  payable to DSC                                                         47,956
Distribution fee payable to DDLP                                         25,956
Other expenses payable to DMC and affiliates *                           58,116

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2006, the Fund was charged $5,345 for internal legal services provided by DMC.

For the six months ended April 30, 2006, DDLP earned $28,436 for commissions on sales of the Fund's Class A shares. For the six months ended April 30, 2006, DDLP received gross contingent deferred sales charge commissions of $7, $14,962 and $51 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2006, the Fund made purchases of $125,041,972 and sales of $135,110,541 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended April 30, 2006, the Fund made purchases of 33,693,540 and sales of $37,490,889 of long-term U.S. government securities.

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments was $253,307,330. At April 30, 2006, the net unrealized appreciation was $10,853,748 of which $17,636,612 related to unrealized appreciation of investments and $6,782,864 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2006 and year ended October 31, 2005 was as follows:

                                             Six Months                Year
                                               Ended                  Ended
                                              4/30/06 *              10/31/05
                                              ________              ________
Ordinary income                              $4,243,917            $4,002,501

* Tax information for the six months ended April 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2006, the estimated components of net assets on a tax basis were as follows:


Shares of beneficial interest                                    $265,998,980
Undistributed ordinary income                                       1,267,430
Six month period realized gains                                    4,027,560
Capital loss carryforwards                                        (40,583,105)
Unrealized appreciation of investments                             10,853,748
                                                                 ____________
Net assets                                                       $241,564,613
                                                                 ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

                                                         (continues)          21

Notes to financial statements

> Delaware Balanced Fund

4. Dividend and Distribution Information (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.


Undistributed net investment income                              $244,566
Accumulated net realized gain (loss)                             (244,566)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at October 31, 2005 will expire as follows: $34,801,197 expires in 2010 and $5,781,908 expires in 2011.

For the six months ended April 30, 2006, the Fund had capital gains of $4,027,560 which may reduce the capital loss carryforwards.

5. Capital Shares

Transactions in capital shares were as follows:


                                               Six Months            Year
                                                 Ended               Ended
                                                4/30/06            10/31/05
Shares sold:
  Class A                                          149,222             349,433
  Class B                                           42,264              87,325
  Class C                                           31,712              66,505
  Class R                                            8,609                  90
  Institutional Class                               13,124              53,683

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                          165,953             164,625
  Class B                                           16,019              10,822
  Class C                                            4,501               2,979
  Class R                                               26                   3
  Institutional Class                                3,797               3,930
                                               ___________         ___________
                                                   435,227             739,395
                                               ___________         ___________

Shares repurchased:
  Class A                                         (987,125)         (2,221,818)
  Class B                                         (198,101)           (509,772)
  Class C                                          (69,002)           (204,546)
  Class R                                             (260)                 (5)
  Institutional Class                             (110,729)            (76,854)
                                               ___________         ___________
                                                (1,365,217)         (3,012,995)
                                               ___________         ___________
Net decrease                                      (929,990)         (2,273,600)
                                               ___________         ___________

For the six months ended April 30, 2006 and year ended October 31, 2005, 44,782 Class B shares were converted to 44,756 Class A shares valued at $757,233 and 87,821 Class B shares were converted to 87,744 Class A shares valued at $1,436,433, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2006, or at any time during the period.

7. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Notes to financial statements

> Delaware Balanced Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements.Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of such allocations to the security lending agent and the borrower.

At April 30, 2006, the market value of securities on loan was $13,642,439, for which the Series received securities collateral, comprised of U.S. government obligations valued at $3,841,131, and cash collateral of $9,801,308. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. Credit and Market Risk

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by the U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security.) The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interests rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At April 30, 2006, no securities have been determined to be illiquid securities under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments(R)  Performance Update
for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Owner-Strategic Financial
Planning Consulting Firm
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing, and Transfer Agent

Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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        allows you to conduct your business online. Gain 24-hour access to your
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          your 1040 tax return. Available only with Turbo Tax(R) Online(SM)
          and Desktop software - www.turbotax.com.

        o Less Mail Clutter - Get instant access to your fund materials online with Delaware eDelivery.

        Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

        Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE LOGO]


(530)                                                         Printed in the USA
SA-002 [4/06] CGI 6/06                                     SEMI-0605 BAL PO11051

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

         (a)  (1) Code of Ethics

                  Not applicable.

              (2) Certifications of Principal Executive Officer and Principal
                  Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

              (3) Written solicitations to purchase securities pursuant to Rule
                  23c-1 under the Securities Exchange Act of 1934.

                  Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Delaware Group Equity Funds I


         JUDE T. DRISCOLL
____________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 30, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         JUDE T. DRISCOLL
____________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 30, 2006



         MICHAEL P.BISHOF
____________________________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 30, 2006